Stock-Based Compensation - Schedule of Classification of RSU's Expenses (Details) - RSUs [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 2,637	$ 3,496	$ 5,261	$ 7,279
Cost of Revenue [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	187	236	371	459
Research and Development [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	1,266	1,789	2,532	3,525
Sales and Marketing [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	613	807	1,253	1,976
General and Administrative [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 571	$ 664	$ 1,105	$ 1,319